Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 1,201,807	$ 1,027,889
Advances for vessels/drillships under construction and related costs	1,279,281	524,511
Advances forfeited due to cancellation of vessels under construction	0	(19,939)	0
Vessels' impairment charge	(43,490)	0	(144,688)
Vessels/drillships delivered	(1,758,590)	(330,654)
Balance at end of year	$ 679,008	$ 1,201,807	$ 1,027,889